The Saratoga Advantage Trust

Supplement dated August 18, 2008 to the Class A Shares Prospectus Dated January 31, 2008 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “LARGE CAPITALIZATION VALUE PORTFOLIO”, “THE ADVISER” located on page 12 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Large Capitalization Value Portfolio is advised by M.D. Sass Investors Services, Inc. (“M.D. Sass”).  The Portfolio is managed by a team of portfolio analysts.  The member of the team who has primary responsibility for the day-to-day management of the Portfolio is Martin D. Sass, who is Chairman and Chief Executive Officer of M.D. Sass.  Mr. Sass formed M.D. Sass in 1972.  He holds a B.S. in Accounting from Brooklyn College and studied finance in graduate programs at New York University and City College of New York.  Mr. Sass has 44 years of investment experience.

Reference is made to the section entitled “LARGE CAPITALIZATION VALUE PORTFOLIO”, “PRINCIPAL INVESTMENT STRATEGIES” located on page 12 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.   In determining which securities to buy, hold or sell, the Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential.  In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers.  Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

Reference is made to the section entitled “ADVISERS” beginning on page 67 of this Prospectus.  The reference to the Large Capitalization Value Portfolio in the paragraph pertaining to Oppenheimer Capital LLC is deleted and the following paragraph is added to this section:

M.D. Sass Investors Services, Inc. (“M.D. Sass”), a registered investment adviser founded in 1972, serves as the Adviser to the Large Capitalization Value Portfolio.  M.D. Sass is a privately-owned investment manager for family offices, high net worth individuals, and institutional investors such as corporations, endowments and foundations.  As of June 30, 2008, M.D. Sass advised accounts having assets of approximately $13.3 billion.  M.D. Sass is located at 1185 Avenue of the Americas, 18th Floor, New York, New York 10036-2699.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated August 18, 2008 to the Class B Shares Prospectus Dated December 31, 2007 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “LARGE CAPITALIZATION VALUE PORTFOLIO”, “THE ADVISER” located on page 12 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Large Capitalization Value Portfolio is advised by M.D. Sass Investors Services, Inc. (“M.D. Sass”).  The Portfolio is managed by a team of portfolio analysts.  The member of the team who has primary responsibility for the day-to-day management of the Portfolio is Martin D. Sass, who is Chairman and Chief Executive Officer of M.D. Sass.  Mr. Sass formed M.D. Sass in 1972.  He holds a B.S. in Accounting from Brooklyn College and studied finance in graduate programs at New York University and City College of New York.  Mr. Sass has 44 years of investment experience.

Reference is made to the section entitled “LARGE CAPITALIZATION VALUE PORTFOLIO”, “PRINCIPAL INVESTMENT STRATEGIES” located on page 12 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.   In determining which securities to buy, hold or sell, the Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential.  In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers.  Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

Reference is made to the section entitled “ADVISERS” beginning on page 68 of this Prospectus.  The reference to the Large Capitalization Value Portfolio in the paragraph pertaining to Oppenheimer Capital LLC is deleted and the following paragraph is added to this section:

M.D. Sass Investors Services, Inc. (“M.D. Sass”), a registered investment adviser founded in 1972, serves as the Adviser to the Large Capitalization Value Portfolio.  M.D. Sass is a privately-owned investment manager for family offices, high net worth individuals, and institutional investors such as corporations, endowments and foundations.  As of June 30, 2008, M.D. Sass advised accounts having assets of approximately $13.3 billion.  M.D. Sass is located at 1185 Avenue of the Americas, 18th Floor, New York, New York 10036-2699.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated August 18, 2008 to the Class C Shares Prospectus Dated January 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “LARGE CAPITALIZATION VALUE PORTFOLIO”, “THE ADVISER” located on page 12 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Large Capitalization Value Portfolio is advised by M.D. Sass Investors Services, Inc. (“M.D. Sass”).  The Portfolio is managed by a team of portfolio analysts.  The member of the team who has primary responsibility for the day-to-day management of the Portfolio is Martin D. Sass, who is Chairman and Chief Executive Officer of M.D. Sass.  Mr. Sass formed M.D. Sass in 1972.  He holds a B.S. in Accounting from Brooklyn College and studied finance in graduate programs at New York University and City College of New York.  Mr. Sass has 44 years of investment experience.

Reference is made to the section entitled “LARGE CAPITALIZATION VALUE PORTFOLIO”, “PRINCIPAL INVESTMENT STRATEGIES” located on page 12 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.   In determining which securities to buy, hold or sell, the Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential.  In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers.  Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

Reference is made to the section entitled “ADVISERS” beginning on page 68 of this Prospectus.  The reference to the Large Capitalization Value Portfolio in the paragraph pertaining to Oppenheimer Capital LLC is deleted and the following paragraph is added to this section:

M.D. Sass Investors Services, Inc. (“M.D. Sass”), a registered investment adviser founded in 1972, serves as the Adviser to the Large Capitalization Value Portfolio.  M.D. Sass is a privately-owned investment manager for family offices, high net worth individuals, and institutional investors such as corporations, endowments and foundations.  As of June 30, 2008, M.D. Sass advised accounts having assets of approximately $13.3 billion.  M.D. Sass is located at 1185 Avenue of the Americas, 18th Floor, New York, New York 10036-2699.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated August 18, 2008 to the Class I Shares Prospectus Dated January 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “LARGE CAPITALIZATION VALUE PORTFOLIO”, “THE ADVISER” located on page 12 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Large Capitalization Value Portfolio is advised by M.D. Sass Investors Services, Inc. (“M.D. Sass”).  The Portfolio is managed by a team of portfolio analysts.  The member of the team who has primary responsibility for the day-to-day management of the Portfolio is Martin D. Sass, who is Chairman and Chief Executive Officer of M.D. Sass.  Mr. Sass formed M.D. Sass in 1972.  He holds a B.S. in Accounting from Brooklyn College and studied finance in graduate programs at New York University and City College of New York.  Mr. Sass has 44 years of investment experience.

Reference is made to the section entitled “LARGE CAPITALIZATION VALUE PORTFOLIO”, “PRINCIPAL INVESTMENT STRATEGIES” located on page 12 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.   In determining which securities to buy, hold or sell, the Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential.  In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers.  Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

Reference is made to the section entitled “ADVISERS” beginning on page 66 of this Prospectus.  The reference to the Large Capitalization Value Portfolio in the paragraph pertaining to Oppenheimer Capital LLC is deleted and the following paragraph is added to this section:

M.D. Sass Investors Services, Inc. (“M.D. Sass”), a registered investment adviser founded in 1972, serves as the Adviser to the Large Capitalization Value Portfolio.  M.D. Sass is a privately-owned investment manager for family offices, high net worth individuals, and institutional investors such as corporations, endowments and foundations.  As of June 30, 2008, M.D. Sass advised accounts having assets of approximately $13.3 billion.  M.D. Sass is located at 1185 Avenue of the Americas, 18th Floor, New York, New York 10036-2699.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated  August 18, 2008

to the

Statement of Additional Information

Dated January 31, 2008 of the Saratoga Advantage Trust

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 41 of the Statement of Additional Information (“SAI”). The information in this table pertaining to Colin Glinsman of Oppenheimer Capital LLC located on page 42 is deleted in its entirety and replaced with the following information, which is provided as of June 30, 2008:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Martin D. Sass	Large Capitalization Value Portfolio	0	$0	1	$143	74	$1,016	$1,159

* * * * *

Reference is made to the section entitled “Conflicts of Interest” beginning on page 43 of the SAI.  This section is amended to include the following information pertaining to M.D. Sass Investors Services, Inc. (“M.D. Sass”):

     The investment teams at M.D. Sass may manage numerous accounts for multiple clients.  These accounts may include separately managed accounts as well as various pooled investment vehicles (e.g., hedge funds, private equity funds and mutual funds).  Each investment team makes investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that account.

     When an investment adviser has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  For instance, M.D. Sass may receive fees from certain accounts that are higher than the fee it receives from the Portfolio or may include fees that are tied to the performance of such accounts.  In this instance, the investment teams may have an incentive to favor the higher fee or performance-based fee accounts over the Portfolio.  M.D. Sass has adopted policies and procedures that are reasonably designed to allocate investment opportunities between all its accounts on a fair and equitable basis over time.

     M.D. Sass has also adopted a written Code of Ethics that is designed to ensure that the personal securities transactions of covered persons will not interfere with making decisions in the best interest of its advisory clients.

* * * * *

Reference is made to the section entitled “Compensation” beginning on page 45 of the SAI.  The information contained in this section is amended to include the following information pertaining to M.D Sass:

     Martin D. Sass, Chairman and Chief Executive Officer of M.D. Sass, receives a base salary and is an equity owner of M.D. Sass.  The other M.D. Sass Relative Value Equity team members are compensated with competitive base salaries and a bonus through a profit sharing incentive compensation plan that is based on a percentage of the firm’s profitability and the individual performance of each team member.  One-third of such incentive compensation is invested in one of the equity strategies managed by the team and fully vested over time.  In addition, M.D. Sass Relative Value Equity team members are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan and also includes a profit sharing contribution.

* * * * *

Reference is made to the section entitled “Ownership of Securities” beginning on page 48 of the SAI.  The information in this table pertaining to Colin Glinsman is deleted in its entirety and replaced with the following information, which is provided as of July 31, 2008:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Martin D. Sass	Large Capitalization Value Portfolio	None

Appendix B- “PROXY VOTING POLICIES & PROCEDURES” is amended to include the attached Proxy Voting Policy of M.D. Sass.

Please retain this supplement for future reference.

  THE M.D. SASS ORGANIZATION

PROXY VOTING POLICY

The Investment Advisers Act of 1940 imposes on us as an investment manager a general fiduciary responsibility to act in the best interest of our clients.

In cases where voting authority has been delegated to us, we have determined that, as a general matter, it is consistent with those responsibilities to support the management position on many issues presented for stockholder approval.  Where we believe that support for the management position conflicts with our fiduciary responsibilities to investors, or where support for the management position would materially diminish stockholder rights, we will vote against the management position.

Voting decisions will be made based on what is in the best economic interest of our clients.

GENERAL POLICIES WITH RESPECT TO SPECIFIC PROPOSALS

As a general matter, and consistent with our fiduciary responsibilities to act solely in the interest of plan participants and beneficiaries, we will generally vote FOR the following proposals if we believe they are in the best interests of our clients.  Additional considerations effecting the decision to vote for are listed below:

a.

Election of management slate of directors – consider board independence as well as long term performance of the directors and the company.

In voting on entire Board:

(i) 2/3 of the Directors should be independent (have only one connection to the corporation which is the directorship or if the person is a rank and file employee). A more complete definition is attached as Exhibit A.

(ii) Consider company’s long-term value growth as judged by performance indicators.

(iii) Consider actions taken by the Board that may not be in the Company’s long term best interest i.e. awarding themselves excessive compensation.

(iv) Consider the Board’s responsiveness to shareholder concerns – proposals.

In voting on individual Directors:

(i) Committees – Audit, Nominating and Compensation may be required to be 100% composed of independent directors.  This should be considered and vote against non-independent director nominee serving on these committees.  Also consider performance of committees i.e. approving excessive compensation, failing to address auditor conflicts).

(ii) Attendance at 75% of meetings or withhold vote.

(iii) If the Director is employed full time – service on no more than 3 public company Boards.  If retired, no more than 5 public company Boards.

Contested Elections: consider Board independence, background of proxy contest, evaluate the competing strategic corporate plans, impact on constituents and equity ownership of individual directors.

b.

Appointment of auditors – vote for unless any of the following factors, then vote against ratification:

(i) We determine that there is a change in auditors from prior years and the cause is a disagreement between the terminated auditor and the company on a matter of accounting principles and practices.

(ii) Auditor provides advice on tax avoidance strategies (see tax services in proxy) where we believe this may put auditor in role of advocate for the Company.

(iii) Fees for non-audit services are more than 20 % of all fees, we should be concerned.

(iv) The Company has had the same auditor for more than 7 years.

c.

Cumulative voting.

d.

Profit sharing/remuneration plans.

e.

Pension/retirement plans.

f.

Authorization of new securities if there is no intent to unduly dilute shareholder's proportionate interest, reverse stock  splits.

(i) Common stock  - support if reasonable and management provides persuasive justification.  Vote against increase of existing authorization by more than 50%.

(ii) Preferred stock – approve unless Board has unlimited rights to set the terms and conditions of the shares.

(iii) Support reverse stock split if management provides reasonable justification.

(iv) Vote against issuance of new classes of stock with unequal voting rights (dual class voting).

g.

Acquisition of property

h.

Asset restructuring

i.

Option/incentive plans and revisions thereof.

(i) Support if performance-based (includes premium price –strike price of 100% + of fair market value on date of  grant or linked to market or industry stock price index).

(ii) Support expensing of stock options.

(iii) Plan should not exceed an annual stock option grant rate of 1 % of shares outstanding to senior executives.

(iv) Vote against a plan that does not prohibit repricing of underwater stock options with new unless Company has a   policy against repricing.

(v) Vote against proposal if total dilution of outstanding voting power or shareholders’ equity is greater than 10%

(vi) Vote against reloading (to replace options which have been exercised).

(vii) Oppose plans where more than 10 % of option shares were issued to the top 5 executives in the last year.

(viii) Vote for plans where the executive is required to hold a substantial portion of the award while at the Company i.e. 75 % of their equity compensation awards, including shares from option exercises.

(ix) Support performance-vesting restricted stock (as opposed to time-lapsing) provided amount of stock granted is reasonable in proportion to the executive’s total compensation. Executive should be required to hold while at the   Company.

j.

Compensation plans and revisions thereof

(i) Base compensation  should be reasonable  - minimum necessary for retention and recruitment.

(ii) Variable compensation  - support plans that use explicit operating performance benchmarks i.e. improving EPS.

(iii) Executive perks and benefits. – support greater disclosure and oversight; vote against benefit to executives that exceeds that offered to other employees.

(iv) Golden parachutes – support shareholder approval of them. Vote to eliminate severance package for any senior executive which provides for benefits not generally offered to other Company employees.  Severance plan or stock option “change in control” vesting feature should be contingent upon completion of merger rather than lesser standard  of shareholder approval.

(v) Outside Director Compensation – significant proportion should be stock and subject to reasonable holding requirements.

(vi) Oppose management proposal to issue tracking stock to reflect performance of a particular business segment.

k.

Increasing indebtedness within prudent limits.

l.

Anti-greenmail amendments

m.

Preemptive rights

n.

Employee related proposals – employee stock purchase plan and high-performance workplace practices (if we conclude in shareholders’ best interests and do not unduly interfere with the Company’s operation). Employees   should have pension choice defined benefit vs. cash-balance plans.

o.

Fair-Price Provisions

p.

Shareholder proposals.

(i) Adoption of codes or policies based on the United Nations’ International Labor Organization’s Fundamental Conventions  (ILO) (freedom of association, equality, abolition of forced (convict) and child labor and standard   supplier   resolutions not to do business with suppliers that use forced, child labor etc).

(ii) Reports on human rights.

(ii) MacBride Principles which deal with Northern Ireland.

(iii) Environmental issues – adoption of CERES principles (that encourage Company to protect the environment and health and safety of its employees)

(iv) EEO – proposals for reports on diversity in the workplace if there are no arbitrary or unreasonable goals or require the Company to hire people who are unqualified for their position.  Support sexual orientation anti-bias   position. Diversity – women and minority group Board members.

(v)  Proposals for reports on financial institutions fair-lending compliance practices.

(vi) Proposals seeking review of business strategies that may present a significant risk to long term corporate value (if the review does not impose undue costs on the Company).

(vii) Analyst independence from investment banking business (IPO allocation) and sell-side research.

(viii) Proposals that provide access to proxy statement to advance non-management candidates unless the access right could be used to promote hostile takeovers.

(ix) Proposal to separate Chairman and CEO – to require an independent Director (who has not been an executive) be Chairman of the Board.  If there is no separation, support proposal to establish a lead independent Director.

(x) Proposals for greater Board and Auditor independence (i.e. audit firm rotation, limit or prohibit non-audit services).

(xi) Proposals asking for additional disclosure of the role of the Board in developing business.

(xii) Proposals that seek greater confidential voting (this does not apply to proxy vote disclosure after the meeting).

As a general matter, and consistent with our fiduciary responsibilities to act solely in the interest of our clients, we will generally vote AGAINST the following proposals if we believe they are not in the best interests of our clients:

a.

Easing standards of indemnification for directors or corporate officers.

b.

Staggered terms for directors; term limits.

c.

Authorizations of new securities if intent appears to be to unduly dilute stockholder's proportionate interest.

d.

Poison pill/anti-takeover measures that do not require submission to the Board every 3 years.

e.

Re-incorporation in the State of Delaware if intent is to protect management and directors.

f.

Elimination of waivers of preemptive rights.

g.

Alteration of voting provisions; proportionate ratio of number of shares per vote if not in the best interest of shareholders.

h.

Fair price provisions/amendments.

i.

Granting of stock options to non-employee directors.

j.

Proposals to change the state of incorporation where the effect could be to reduce shareholder's rights to participate in the decision-making process or present other risks that outweigh benefits. This is also applicable to reincorporation in other countries, particularly offshore tax havens.  Vote against unless:

(i) Criteria for supporting -  Company makes compelling case and the proposal will not harm or weaken shareholder rights or lessen management accountability; will contribute quantifiable benefits to Company’s long term value and not adversely impact Company’s employees and communities where they live.

(ii) Vote against reincorporation in offshore tax haven or to limit Director liability or as takeover defense.

k.

Supermajority voting requirements.

l.

Board size – to be less than 5 or more than 15.

m

Limit or eliminating the Shareholders’ right to call Special Meetings and act by Written Consent without a meeting if provided for in the By-Laws.

n.

Approving other business.

As a general matter, and consistent with our fiduciary responsibilities to act solely in the interest of our clients, we will vote on issues such as mergers and reorganizations on a case by case basis taking into account the following factors:

a.         Impact of the merger on long-term corporate value, including the prospects of the combined companies.

b.         Anticipated financial and operating benefits.

c.         Offer price (cost vs. premium).

d.         How the deal was negotiated

e.         Changes in corporate governance and their impact on shareholder rights

f.         Impact on key constituents at both companies, including employees and communities.

EXHIBIT A

Independent Director – A director is defined as independent if he or she has only one nontrivial connection to the corporation, that of his or her directorship or is a rank and file employee.  A director generally will not be considered independent if currently or previously employed by the Company or an affiliate in an executive capacity; if employed by a present or former auditor of the Company in the past five years; if employed by a firm that is one of the Company’s paid advisors or consultants; if employed by a customer or supplier with a nontrivial business relationship; if employed by a foundation or university that receives grants or endowments from the Company; if the person has any personal services contract with the Company; if related to an executive or director of the Company; or if an officer of a firm on which the Company’s chairman or chief executive officer also is a board member.